3. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Long-term investment	$ 4,538,000	$ 10,150,000
Allowance for doubtful accounts	20,000	8,000	$ 22,000
Allowance for sales discounts, rebates, distributor fees and returns	183,000
Inventory reserves	87,000	47,000
Research and development expenses	1,533,000	2,887,000
Advertising costs	231,000	155,000
Shipping and handling costs	114,000	58,000
Foreign currency transaction gain (loss)	(24,000)	6,000
Foreign currency translation adjustment	(438,000)	(78,000)
Accumulated other comprehensive loss	(3,507,000)	(3,069,000)
Ruthigen
Long-term investment	$ 4,538,000	$ 10,150,000
Long-term investment, shares held	1,650,000	2,000,000
Accounts Receivable [Member] | One Customer
Significant customer concentration	56.00%	44.00%
Accounts Receivable [Member] | Customer Two
Significant customer concentration	14.00%	15.00%
Accounts Receivable [Member] | Third Customer
Significant customer concentration		12.00%
Revenues [Member] | One Customer
Significant customer concentration	47.00%	38.00%
Revenues [Member] | Customer Two
Significant customer concentration		23.00%